Schedule of Investments
Invesco Senior Loan ETF (BKLN)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-90.75%(a)(b)
Aerospace & Defense-3.13%
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.85%)	9.20%	02/01/2028	$95,654	$95,227,020
TransDigm, Inc., Term Loan I (3 mo. SOFR + 3.25%)	8.64%	08/24/2028	66,039	66,145,499
				161,372,519
Air Transport-2.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. SOFR + 5.01%)	10.43%	04/20/2028	47,079	47,866,449
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. SOFR + 5.40%)	10.80%	06/21/2027	36,577	37,765,516
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. SOFR + 3.75%)	9.17%	10/20/2027	126	129,442
United Airlines, Inc., Term Loan B (1 mo. SOFR + 3.86%)	9.21%	04/21/2028	57,885	57,996,391
				143,757,798
Automotive-0.81%
Panther BF Aggregator 2 L.P., Term Loan B (Canada) (1 mo. SOFR + 3.75%)	9.10%	05/06/2030	41,900	42,020,463
Beverage & Tobacco-1.99%
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.07%	07/31/2028	61,054	60,031,829
Triton Water Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 3.51%)	8.90%	03/31/2028	43,394	42,731,726
				102,763,555
Building & Development-2.17%
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.35%)	8.67%	04/12/2028	38,544	37,703,364
LBM Holdings LLC, First Lien Term Loan (1 mo. SOFR + 3.85%)	9.20%	12/17/2027	47,067	45,343,589
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.74%)	8.09%	02/01/2027	28,619	28,696,380
				111,743,333
Business Equipment & Services-8.52%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.85%)	9.20%	05/12/2028	65,928	64,366,488
Asurion LLC
Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	10.71%	01/20/2029	41,611	36,950,209
Term Loan B-8 (1 mo. SOFR + 3.36%)	8.71%	12/23/2026	51,140	50,520,175
Citrix Systems, Inc., Term Loan B (3 mo. SOFR + 4.60%)	9.99%	03/30/2029	70,969	66,445,641
Dun & Bradstreet Corp. (The), Term loan B (1 mo. SOFR + 2.85%)	8.19%	02/06/2026	42,716	42,776,595
Endure Digital, Inc. (Eagle Company), Term Loan B(c)	-	02/10/2028	38,000	36,781,910
Mitchell International, Inc., First Lien Term Loan (3 mo. SOFR + 4.01%)	9.40%	10/15/2028	29,491	29,333,775
Solera (Polaris Newco LLC), Term Loan B (1 mo. SOFR + 4.11%)	9.46%	06/02/2028	57,308	55,889,507
Tempo Acquisition LLC, Term Loan (1 mo. SOFR + 2.75%)	8.10%	08/31/2028	39,829	39,910,004
WorldPay, Term Loan B(c)	-	09/20/2030	16,297	16,299,199
				439,273,503
Cable & Satellite Television-4.31%
Charter Communications Operating LLC
Term Loan B-1 (3 mo. SOFR + 1.75%)	7.13%	04/30/2025	5	5,079
Term Loan B-2 (1 mo. SOFR + 1.75%)	7.10%	02/01/2027	49,593	49,551,035
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	7.69%	07/17/2025	7,609	7,458,650
Term Loan (1 mo. USD LIBOR + 2.50%)	7.94%	04/15/2027	34,364	32,256,385
Numericable-SFR S.A., Term Loan B-14 (France) (3 mo. SOFR + 5.50%)	10.89%	08/15/2028	69,163	59,351,221
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. SOFR + 2.61%)	7.94%	01/31/2028	42,842	42,218,137
Vodafone Ziggo - LG, Term Loan I (1 mo. SOFR + 2.61%)	7.94%	04/30/2028	31,865	31,312,756
				222,153,263
Chemicals & Plastics-0.92%
AkzoNoble Chemicals, Term Loan (3 mo. SOFR + 4.10%)	9.47%	04/03/2028	37,624	37,411,877
Univar, Inc., Term Loan B(c)	-	08/01/2030	10,000	10,042,350
				47,454,227
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Glass Products-1.31%
Berry Global, Inc.
Term Loan AA (1 mo. SOFR + 1.86%)	7.19%	07/01/2029	$19,304	$19,263,272
Term Loan Z (1 mo. SOFR + 1.86%)	7.19%	07/01/2026	1,320	1,323,106
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 4.28%)	9.62%	04/13/2029	47,185	46,880,575
				67,466,953
Cosmetics & Toiletries-0.76%
Bausch and Lomb, Inc., Term Loan (3 mo. SOFR + 3.35%)	8.76%	05/10/2027	40,563	39,406,772
Drugs-1.97%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. SOFR + 5.50%)	10.82%	05/04/2025	36,219	35,675,922
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. SOFR + 3.61%)	8.96%	05/05/2028	43,236	43,358,848
Valeant Pharmaceuticals International, Inc., Term Loan B (Canada) (1 mo. SOFR + 5.35%)	10.69%	02/01/2027	29,500	22,469,253
				101,504,023
Electronics & Electrical-15.56%
Boxer Parent Co., Inc., Term Loan B (1 mo. SOFR + 3.86%)	9.21%	10/02/2025	48,638	48,700,741
Central Parent, Inc., First Lien Term Loan (3 mo. SOFR + 4.00%)	9.41%	07/06/2029	56,838	56,938,668
CommScope, Inc., Term Loan (1 mo. SOFR + 3.36%)	8.71%	04/06/2026	44,272	38,931,583
CoreLogic, Inc., Term Loan B (1 mo. SOFR + 3.61%)	8.96%	06/02/2028	57,690	54,413,084
Entegris, Inc., Term Loan B (3 mo. SOFR + 2.50%)	7.89%	07/06/2029	10,968	10,974,098
McAfee Enterprise, Term Loan B (3 mo. SOFR + 5.26%)	10.65%	07/27/2028	48,423	31,371,175
McAfee LLC, Term Loan B-1 (1 mo. SOFR + 3.85%)	9.17%	03/01/2029	84,327	83,529,757
NortonLifeLock, Inc.
Term Loan A (1 mo. SOFR + 1.60%)	6.95%	09/10/2027	47,561	47,501,331
Term Loan B (1 mo. SOFR + 2.10%)	7.45%	09/12/2029	66,146	66,067,422
Open Text Corp., Term Loan B (Canada) (1 mo. SOFR + 2.85%)	8.20%	01/31/2030	59,759	59,915,762
Proofpoint, Inc., Term Loan B (1 mo. SOFR + 3.36%)	8.71%	08/31/2028	41,956	41,725,010
Qlik Technologies, Term Loan(c)	-	10/28/2030	32,500	32,012,500
Quest Software US Holdings, Inc., Term Loan B (3 mo. SOFR + 4.40%)	9.78%	02/01/2029	47,274	34,763,823
RealPage, Inc., Term Loan B (1 mo. SOFR + 3.11%)	8.46%	04/24/2028	52,961	51,730,672
Syncsort, Inc., Term Loan B (3 mo. SOFR + 4.26%)	9.64%	04/24/2028	38,870	38,107,460
Uber Technologies, Inc., Term Loan B (3 mo. SOFR + 2.75%)	8.16%	03/03/2030	32,226	32,334,909
Ultimate Software Group, Inc., First Lien Incremental Term Loan (3 mo. SOFR + 3.35%)	8.76%	05/04/2026	73,256	73,393,204
				802,411,199
Financial Intermediaries-1.85%
Aretec Group, Inc., Term Loan B-1(c)	-	08/09/2030	30,000	29,100,000
Citadel Advisors Holdings L.P., Term Loan B (1 mo. SOFR + 2.61%)	7.96%	07/29/2030	55,714	55,763,927
Jane Street Group LLC, First Lien Term Loan B (1 mo. SOFR + 2.86%)	8.21%	01/26/2028	10,274	10,293,945
				95,157,872
Food Products-0.83%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. SOFR + 2.35%)	7.70%	01/29/2027	42,729	42,777,582
Food Service-2.68%
IRB Holding Corp., Term Loan B (1 mo. SOFR + 3.10%)	8.45%	12/15/2027	69,647	69,633,650
New Red Finance, Inc., Term Loan B-5 (1 mo. SOFR + 2.25%)	7.60%	09/23/2030	68,504	68,327,889
				137,961,539
Health Care-12.03%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.60%	02/15/2029	98,007	96,550,562
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. SOFR + 1.86%)	7.21%	08/12/2026	39,332	39,278,435
Elanco Animal Health, Inc., Term Loan (1 mo. SOFR + 1.85%)	7.17%	08/01/2027	63,011	62,073,235
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	9.49%	10/01/2027	68,452	66,170,332
ICON PLC
Term Loan (3 mo. SOFR + 2.51%)	7.90%	07/03/2028	8,856	8,883,620
Term Loan (3 mo. SOFR + 2.51%)	7.90%	07/03/2028	35,545	35,655,617
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan (1 mo. SOFR + 3.11%)	8.46%	10/23/2028	87,803	87,918,587
Organon & Co., Term Loan B (1 mo. SOFR + 3.11%)	8.44%	06/02/2028	39,517	39,511,647
PAREXEL International Corp., First Lien Term Loan (1 mo. SOFR + 3.36%)	8.71%	11/15/2028	42,228	42,239,608
Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health), Term Loan (Switzerland) (3 mo. SOFR + 3.85%)	8.99%	10/01/2026	47,950	48,159,527
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Syneos Health, Inc., Term Loan (1 mo. SOFR + 4.00%)	9.39%	09/27/2030	$43,000	$42,128,175
Verscend Holding Corp., Term Loan B-1 (1 mo. SOFR + 4.11%)	9.46%	08/27/2025	51,328	51,450,843
				620,020,188
Home Furnishings-0.97%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.88%	02/26/2029	51,436	49,865,622
Industrial Equipment-2.80%
Madison IAQ LLC, Term Loan (1 mo. SOFR + 3.36%)	8.70%	06/21/2028	39,665	39,164,224
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.82%	08/17/2029	57,378	57,401,975
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (6 mo. SOFR + 3.93%)	9.38%	07/30/2027	47,522	47,559,532
				144,125,731
Insurance-5.91%
Acrisure LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	9.15%	02/15/2027	50,468	50,163,429
AmWINS Group LLC, Term Loan (1 mo. SOFR + 2.36%)	7.71%	02/19/2028	40,070	40,071,813
Hub International Ltd., Term Loan B (3 mo. SOFR + 4.25%)	9.66%	06/20/2030	79,383	79,792,169
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 3.25%)	8.75%	11/12/2027	43,211	43,225,927
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.10%	02/24/2028	57,499	57,639,000
USI, Inc., Term Loan (3 mo. SOFR + 3.75%)	9.14%	11/22/2029	33,696	33,734,547
				304,626,885
Leisure Goods, Activities & Movies-0.84%
UFC Holdings LLC, Term Loan B-3 (3 mo. SOFR + 3.01%)	8.40%	04/29/2026	43,016	43,138,032
Lodging & Casinos-2.69%
Caesars Entertainment, Inc., Term Loan B (1 mo. SOFR + 3.35%)	8.70%	02/06/2030	35,675	35,756,350
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	9.35%	01/27/2029	51,788	51,480,307
Stars Group (US) Co-Borrower, LLC, Term Loan B(c)	-	11/18/2030	51,611	51,514,715
				138,751,372
Nonferrous Metals & Minerals-0.70%
Prince Mineral Holding Corp., Term Loan B (3 mo. SOFR + 4.40%)	9.81%	04/23/2029	40,278	36,165,254
Oil & Gas-0.81%
Blackstone CQP Holdco, Term Loan B (1 mo. SOFR + 3.60%)	8.99%	06/05/2028	41,769	41,905,175
Publishing-2.22%
Micro Holding L.P., Term Loan B-3 (1 mo. SOFR + 4.25%)	9.60%	05/03/2028	68,506	66,450,798
Nielsen Finance LLC, Term Loan B (3 mo. SOFR + 5.10%)	10.51%	04/11/2029	53,094	47,784,927
				114,235,725
Radio & Television-1.01%
Diamond Sports Holdings LLC, Second Lien Term Loan (d)(e)	0.00%	08/24/2026	45,531	1,119,368
DIRECTV Financing LLC, Term Loan B (3 mo. SOFR + 5.26%)	10.65%	08/02/2027	51,596	50,844,557
				51,963,925
Rail Industries-0.79%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 2.10%)	7.49%	12/30/2026	40,718	40,798,450
Retailers (except Food & Drug)-3.45%
Bass Pro Group LLC, Term Loan B-2 (3 mo. SOFR + 4.01%)	9.40%	03/06/2028	75,872	75,356,997
Harbor Freight Tools USA, Inc., Term Loan (1 mo. SOFR + 2.86%)	8.21%	10/19/2027	47,114	46,852,430
Pilot Travel Centers LLC, Term Loan B (1 mo. SOFR + 2.10%)	7.45%	08/04/2028	55,413	55,499,278
				177,708,705
Telecommunications-4.93%
CenturyLink, Inc., Term Loan B (1 mo. SOFR + 2.36%)	7.71%	03/15/2027	58,994	35,733,331
Genesys Cloud Services Holdings I LLC, Term Loan (1 mo. SOFR + 4.11%)	9.46%	12/01/2027	43,312	43,415,686
II-VI, Inc., Term Loan B (1 mo. SOFR + 2.86%)	8.21%	07/02/2029	40,293	40,334,764
Level 3 Financing, Inc., Term Loan B (1 mo. SOFR + 1.86%)	7.21%	03/01/2027	38,304	35,830,660
Radiate Holdco LLC, Term Loan B (1 mo. SOFR + 3.36%)	8.71%	09/25/2026	54,158	41,846,924
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.11%)	8.46%	03/09/2027	66,693	57,192,496
				254,353,861
Utilities-2.00%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.86%)	8.21%	08/01/2025	47,084	47,193,996
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities-(continued)
Pacific Gas and Electric Co., Term Loan (1 mo. SOFR + 3.11%)	8.46%	06/23/2025	$25,399	$25,452,879
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. SOFR + 1.75%)	7.21%	12/31/2025	30,674	30,716,273
				103,363,148
Total Variable Rate Senior Loan Interests (Cost $4,682,460,196)				4,678,246,674
U.S. Dollar Denominated Bonds & Notes-2.65%
Aerospace & Defense-0.18%
TransDigm, Inc.(f)	6.25%	03/15/2026	9,081	9,025,885
Capital Markets-0.07%
GTCR W-2 Merger Sub LLC(f)	7.50%	01/15/2031	3,718	3,790,780
Commercial Services & Supplies-0.41%
ADT Security Corp. (The)(f)	4.13%	08/01/2029	8,296	7,379,831
Prime Security Services Borrower LLC/Prime Finance, Inc.(f)	5.75%	04/15/2026	14,160	14,015,796
				21,395,627
Containers & Packaging-0.17%
Berry Global, Inc.(f)	4.88%	07/15/2026	9,000	8,722,527
Diversified Telecommunication Services-0.10%
CommScope, Inc.(f)	6.00%	03/01/2026	1,690	1,450,831
CommScope, Inc.(f)	4.75%	09/01/2029	3,634	2,283,442
Zayo Group Holdings, Inc.(f)	4.00%	03/01/2027	2,000	1,528,132
				5,262,405
Electric Utilities-0.45%
PG&E Corp.	5.00%	07/01/2028	8,000	7,616,267
PG&E Corp.	5.25%	07/01/2030	6,000	5,642,341
Vistra Operations Co. LLC(f)	5.13%	05/13/2025	8,030	7,908,567
Vistra Operations Co. LLC(f)	4.30%	07/15/2029	2,000	1,815,559
				22,982,734
Financial Services-0.02%
Aretec Escrow Issuer 2, Inc.(f)	10.00%	08/15/2030	1,000	1,042,900
Health Care Equipment & Supplies-0.16%
Medline Borrower L.P.(f)	3.88%	04/01/2029	9,000	7,994,803
Health Care Providers & Services-0.02%
Star Parent, Inc.(f)	9.00%	10/01/2030	1,000	1,039,809
Hotels, Restaurants & Leisure-0.34%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	15,000	13,819,179
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	4,000	3,565,204
				17,384,383
Insurance-0.12%
Acrisure LLC/Acrisure Finance, Inc.(f)	4.25%	02/15/2029	7,282	6,364,673
Machinery-0.04%
TK Elevator US Newco, Inc. (Germany)(f)	5.25%	07/15/2027	2,000	1,901,987
Media-0.36%
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,693,280
Virgin Media Secured Finance PLC (United Kingdom)(f)	4.50%	08/15/2030	11,000	9,449,770
VZ Secured Financing B.V. (Netherlands)(f)	5.00%	01/15/2032	6,190	5,080,973
Ziggo B.V. (Netherlands)(f)	4.88%	01/15/2030	3,000	2,568,864
				18,792,887
Passenger Airlines-0.18%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.50%	04/20/2026	1,080	1,063,965
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.75%	04/20/2029	3,378	3,238,470
United Airlines, Inc.(f)	4.38%	04/15/2026	895	851,679
United Airlines, Inc.(f)	4.63%	04/15/2029	4,478	4,000,464
				9,154,578
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals-0.03%
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(f)	4.13%	04/30/2028	$1,832	$1,628,601
Total U.S. Dollar Denominated Bonds & Notes (Cost $149,156,989)				136,484,579
			Shares
Money Market Funds-17.75%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.27%(g)(h) (Cost $915,225,058)			915,225,058	915,225,058
TOTAL INVESTMENTS IN SECURITIES-111.15% (Cost $5,746,842,243)				5,729,956,311
OTHER ASSETS LESS LIABILITIES-(11.15)%				(574,611,596)
NET ASSETS-100.00%				$5,155,344,715

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $123,225,971, which represented 2.39% of the Fund’s Net Assets.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$384,904,842	$2,355,919,316	$(1,825,599,100)	$-	$-	$915,225,058	$10,485,122

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$4,678,246,674	$-	$4,678,246,674
U.S. Dollar Denominated Bonds & Notes	-	136,484,579	-	136,484,579
Money Market Funds	915,225,058	-	-	915,225,058
Total Investments	$915,225,058	$4,814,731,253	$-	$5,729,956,311